Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
Guggenheim S&P Global Dividend Opportunities Index ETF (Prospectus Summary) | Guggenheim S&P Global Dividend Opportunities Index ETF | Guggenheim S&P Global Dividend Opportunities Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVL
Guggenheim Enhanced Core Bond ETF (Prospectus Summary) | Guggenheim Enhanced Core Bond ETF | Guggenheim Enhanced Core Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIY
Guggenheim Enhanced Short Duration Bond ETF (Prospectus Summary) | Guggenheim Enhanced Short Duration Bond ETF | Guggenheim Enhanced Short Duration Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSY
Guggenheim BulletShares 2012 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2012 Corporate Bond ETF | Guggenheim BulletShares 2012 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCC
Guggenheim BulletShares 2013 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2013 Corporate Bond ETF | Guggenheim BulletShares 2013 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCD
Guggenheim BulletShares 2014 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2014 Corporate Bond ETF | Guggenheim BulletShares 2014 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCE
Guggenheim BulletShares 2015 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2015 Corporate Bond ETF | Guggenheim BulletShares 2015 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCF
Guggenheim BulletShares 2016 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2016 Corporate Bond ETF | Guggenheim BulletShares 2016 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCG
Guggenheim BulletShares 2017 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2017 Corporate Bond ETF | Guggenheim BulletShares 2017 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCH
Guggenheim BulletShares 2018 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2018 Corporate Bond ETF | Guggenheim BulletShares 2018 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCI
Guggenheim BulletShares 2019 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2019 Corporate Bond ETF | Guggenheim BulletShares 2019 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCJ
Guggenheim BulletShares 2020 Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2020 Corporate Bond ETF | Guggenheim BulletShares 2020 Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSCK
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJC
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJD
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF | Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJE
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJG
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2017 High Yield Corporate Bond ETF | Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJH
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2018 High Yield Corporate Bond ETF | Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJI